Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations
Schedule of acquisition of materialise link3D

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	1,066	1,066
Software	—	6,892	6,892
IT, Furniture & Vehicles	21	—	21
Right-of-use assets	155	—	155
Deferred tax assets	2,149	121	2,270
Trade receivables	768	—	768
Other current assets	200	—	200
Cash & cash equivalents	1,135	—	1,135
Total Assets	4,428	8,079	12,507
Liabilities
Long-term borrowings & Leases	(2,258)	—	(2,258)
Other non-current liabilities	—	—	—
Short-term borrowings & Leases	(1,926)	—	(1,926)
Deferred tax liability	—	(2,270)	(2,270)
Trade payables	(59)	—	(59)
Payroll-related payables	(1,012)	—	(1,012)
Deferred revenue	(1,286)	449	(837)
Other current liabilities	(649)	—	(649)
Total Liabilities	(7,190)	(1,821)	(9,011)
Total identified assets and liabilities	(2,762)	6,258	3,496
Goodwill	—	23,251	23,251
Acquisition price	—	—	26,747

Schedule of acquisition of materialise identify3D

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	174	174
Software	—	1,723	1,723
Deferred tax assets	474	—	474
Cash & cash equivalents	172	—	172
Total Assets	646	1,897	2,543
Liabilities
Long-term borrowings	(100)	—	(100)
Deferred tax liability	—	(474)	(474)
Trade payables	(44)	—	(44)
Payroll-related payables	(512)	—	(512)
Total Liabilities	(656)	(474)	(1,130)
Total identified assets and liabilities	(10)	1,423	1,413
Goodwill	—	2,439	2,439
Acquisition price	—	—	3,853